UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08012

Investment Company Act File Number

Government Obligations Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Government Obligations Portfolio

January 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 82.1%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
2.892%, with maturity at 2035(1)	$9,318		$9,940,018
2.998%, with maturity at 2034(1)	2,137		2,288,171
4.50%, with maturity at 2035	9,408		10,052,056
5.00%, with various maturities to 2018	3,599		3,852,498
5.50%, with various maturities to 2032	6,541		6,961,339
6.00%, with various maturities to 2035	20,600		23,094,767
6.50%, with various maturities to 2036	52,605		60,284,582
6.87%, with maturity at 2024	137		150,941
7.00%, with various maturities to 2035	27,625		32,394,193
7.09%, with maturity at 2023	586		685,595
7.25%, with maturity at 2022	851		989,029
7.31%, with maturity at 2027	239		265,805
7.50%, with various maturities to 2035	25,654		30,840,391
7.63%, with maturity at 2019	276		307,890
7.75%, with maturity at 2018	17		19,172
7.78%, with maturity at 2022	105		115,773
7.85%, with maturity at 2020	208		238,372
8.00%, with various maturities to 2028	7,296		8,325,794
8.13%, with maturity at 2019	430		491,383
8.15%, with various maturities to 2021	202		235,098
8.25%, with maturity at 2017	37		41,619
8.50%, with various maturities to 2031	6,623		8,113,654
8.75%, with maturity at 2016	5		5,278
9.00%, with various maturities to 2027	4,567		5,099,602
9.25%, with maturity at 2017	36		39,385
9.50%, with various maturities to 2026	1,413		1,631,816
9.75%, with maturity at 2018	0	(6)	492
10.50%, with maturity at 2020	511		597,409
11.00%, with maturity at 2015	13		14,784

			$207,076,906

Federal National Mortgage Association:
2.25%, with maturity at 2026(1)	$818		$853,450
2.251%, with maturity at 2022(1)	1,723		1,778,434
2.261%, with various maturities to 2035(1)	26,204		27,473,264
2.268%, with maturity at 2040(1)	1,680		1,777,263
2.288%, with various maturities to 2033(1)	3,377		3,526,665
2.306%, with maturity at 2022(1)	1,458		1,499,697
2.332%, with maturity at 2035(1)	1,598		1,666,851
2.343%, with maturity at 2031(1)	2,575		2,653,025
2.508%, with maturity at 2037(1)	5,144		5,427,239
2.817%, with maturity at 2036(1)	1,488		1,545,725
3.222%, with maturity at 2036(1)	1,771		1,828,967
3.653%, with maturity at 2034(1)	6,368		6,979,360
3.682%, with maturity at 2021(1)	1,324		1,374,551
3.80%, with maturity at 2035(1)	7,241		7,955,958

Security	Principal Amount (000’s omitted)	Value
3.808%, with maturity at 2036(1)	$502	$531,076
3.945%, with maturity at 2034(1)	6,027	6,630,141
4.133%, with maturity at 2036(1)	22,622	24,884,068
4.351%, with maturity at 2035(1)	7,280	8,025,768
4.759%, with maturity at 2034(1)	18,634	20,567,436
5.00%, with maturity at 2027	455	504,428
5.50%, with various maturities to 2030	18,183	19,492,717
6.00%, with various maturities to 2038	60,919	67,818,148
6.50%, with various maturities to 2036	175,482	199,871,652
6.537%, with maturity at 2025(2)	246	289,369
7.00%, with various maturities to 2036	100,684	118,040,176
7.25%, with maturity at 2023	13	13,784
7.50%, with various maturities to 2032	7,896	9,344,402
7.875%, with maturity at 2021	641	752,013
7.961%, with maturity at 2030(2)	15	16,540
8.00%, with various maturities to 2032	33,307	40,357,022
8.25%, with maturity at 2025	252	301,880
8.33%, with maturity at 2020	551	643,952
8.50%, with various maturities to 2032	6,248	7,703,395
8.538%, with maturity at 2021(2)	63	74,572
9.00%, with various maturities to 2030	757	910,103
9.50%, with various maturities to 2030	1,636	1,907,162
9.619%, with maturity at 2021(2)	65	74,749
9.633%, with maturity at 2025(2)	24	28,809
9.641%, with maturity at 2020(2)	23	25,999
9.75%, with maturity at 2019	12	14,190
9.887%, with maturity at 2021(2)	58	69,645
9.993%, with maturity at 2023(2)	42	49,949
10.10%, with maturity at 2021(2)	41	48,123
10.127%, with maturity at 2025(2)	22	24,634
10.272%, with maturity at 2025(2)	10	10,744
11.00%, with maturity at 2020	353	388,527
11.378%, with maturity at 2019(2)	30	31,619
11.842%, with maturity at 2021(2)	9	9,950
11.926%, with maturity at 2018(2)	25	27,164
12.712%, with maturity at 2015(2)	34	36,862

		$595,861,217

Government National Mortgage Association:
1.625%, with maturity at 2027(1)	$290	$301,994
2.00%, with maturity at 2026(1)	279	293,526
6.00%, with various maturities to 2033	48,932	57,332,948
6.10%, with maturity at 2033	10,383	12,342,352
6.50%, with various maturities to 2036	40,514	47,097,272
7.00%, with various maturities to 2034	51,562	61,638,256
7.25%, with maturity at 2022	19	21,431
7.50%, with various maturities to 2025	4,766	5,577,292
8.00%, with various maturities to 2027	7,471	8,792,814
8.25%, with maturity at 2019	105	119,639
8.30%, with maturity at 2020	32	37,090
8.50%, with various maturities to 2018	1,011	1,130,401
9.00%, with various maturities to 2027	5,110	6,320,210
9.50%, with various maturities to 2026	3,323	4,152,314

		$205,157,539

		Value

Total Mortgage Pass-Throughs (identified cost $974,433,452)		$1,008,095,662

Collateralized Mortgage Obligations — 3.8%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$198	$210,958
Series 1822, Class Z, 6.90%, 3/15/26	1,091	1,162,629
Series 1829, Class ZB, 6.50%, 3/15/26	458	513,417
Series 1896, Class Z, 6.00%, 9/15/26	565	596,316
Series 2075, Class PH, 6.50%, 8/15/28	264	295,942
Series 2091, Class ZC, 6.00%, 11/15/28	1,005	1,102,098
Series 2102, Class Z, 6.00%, 12/15/28	250	272,765
Series 2115, Class K, 6.00%, 1/15/29	1,740	1,869,592
Series 2142, Class Z, 6.50%, 4/15/29	572	641,879
Series 2245, Class A, 8.00%, 8/15/27	7,540	8,778,920

		$15,444,516

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$244	$284,097
Series G92-44, Class ZQ, 8.00%, 7/25/22	220	240,310
Series G93-36, Class ZQ, 6.50%, 12/25/23	9,578	10,918,408
Series 1993-16, Class Z, 7.50%, 2/25/23	332	385,765
Series 1993-39, Class Z, 7.50%, 4/25/23	907	1,057,277
Series 1993-45, Class Z, 7.00%, 4/25/23	1,067	1,233,326
Series 1993-149, Class M, 7.00%, 8/25/23	381	437,625
Series 1993-178, Class PK, 6.50%, 9/25/23	782	895,740
Series 1993-250, Class Z, 7.00%, 12/25/23	150	158,118
Series 1994-40, Class Z, 6.50%, 3/25/24	771	878,704
Series 1994-42, Class K, 6.50%, 4/25/24	3,584	4,101,411
Series 1994-82, Class Z, 8.00%, 5/25/24	1,327	1,541,792
Series 1997-81, Class PD, 6.35%, 12/18/27	483	551,326
Series 2000-49, Class A, 8.00%, 3/18/27	738	885,624
Series 2001-81, Class HE, 6.50%, 1/25/32	1,907	2,182,689
Series 2002-1, Class G, 7.00%, 7/25/23	496	564,462
Series 2005-37, Class SU, 28.385%, 3/25/35(3)	3,280	4,869,660

		$31,186,334

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$478	$547,909

Total Collateralized Mortgage Obligations (identified cost $43,647,406)		$47,178,759

U.S. Government Agency Obligations — 11.0%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$6,717,055
5.77%, 1/5/27	5,000	6,710,250

		$13,427,305

Federal Home Loan Bank:
4.125%, 12/13/19	$5,000	$5,872,710
4.75%, 3/10/23	4,500	5,479,052
5.365%, 9/9/24	6,445	8,280,310
5.375%, 8/15/24	14,700	18,941,817
5.625%, 6/11/21	17,000	21,814,655
5.75%, 6/12/26	2,720	3,622,009

		$64,010,553

United States Agency for International Development - Israel:
0.00%, 5/1/20	$2,200	$1,904,745
5.50%, 9/18/23	26,850	34,762,883
5.50%, 4/26/24	16,015	20,768,012

		$57,435,640

Total U.S. Government Agency Obligations (identified cost $113,652,865)		$134,873,498

U.S. Treasury Obligations — 0.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(4)	$6,000	$8,866,878

Total U.S. Treasury Obligations (identified cost $6,186,096)		$8,866,878

Short-Term Investments — 1.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(5)	$20,596	$20,596,037

Total Short-Term Investments (identified cost $20,596,037)		$20,596,037

Value

Total Investments — 99.3% (identified cost $1,158,515,856)	$1,219,610,834

Other Assets, Less Liabilities — 0.7%	$8,153,473

Net Assets — 100.0%	$1,227,764,307

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2013.
(2)	Weighted average fixed-rate coupon that changes/updates monthly.
(3)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2013.
(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial contracts.
(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $17,588.
(6)	Principal amount is less than $500.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,169,795,064

Gross unrealized appreciation	$56,305,195
Gross unrealized depreciation	(6,489,425)

Net unrealized appreciation	$49,815,770

A summary of open financial instruments at January 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/13	550 U.S. 5-Year Treasury Note	Short	$(68,466,406)	$(68,053,906)	$412,500
3/13	100 U.S. 10-Year Treasury Note	Short	(13,346,875)	(13,128,125)	218,750

					$631,250

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate		Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	$20,000	Pays	3-month USD- LIBOR-BBA	2.6	1%	June 1, 2017/ June 1, 2022	$(296,760)
Deutsche Bank AG	20,000	Receives	3-month USD- LIBOR-BBA	2.8	2	June 1, 2017/ June 1, 2047	2,419,000

							$2,122,240

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

At January 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures and interest rate swaps to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$631,250	$—
Swap contracts	2,419,000	(296,760)

Total	$3,050,250	$(296,760)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$1,008,095,662	$—	$1,008,095,662
Collateralized Mortgage Obligations	—	47,178,759	—	47,178,759
U.S. Government Agency Obligations	—	134,873,498	—	134,873,498
U.S. Treasury Obligations	—	8,866,878	—	8,866,878
Short-Term Investments	—	20,596,037	—	20,596,037
Total Investments	$—	$1,219,610,834	$—	$1,219,610,834
Futures Contracts	$631,250	$—	$—	$631,250
Interest Rate Swaps	—	2,419,000	—	2,419,000
Total	$631,250	$1,222,029,834	$—	$1,222,661,084

Liability Description
Interest Rate Swaps	$—	$(296,760)	$—	$(296,760)
Total	$—	$(296,760)	$—	$(296,760)

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio

By:	/s/ Susan Schiff
Susan Schiff
President

Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Susan Schiff
Susan Schiff
President

Date:	March 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 25, 2013